SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2025
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION
24.	SHARE-BASED COMPENSATION

The Company’ s shareholders approved and adopted a share incentive plan in September 2022, or the 2022 Share Incentive Plan, for the purpose of attracting and retaining the best available personnel, providing additional incentives to employees, directors and consultants, and promoting the success of the Group’s business. Under the 2022 Share Incentive Plan, the Company is authorized to grant options. The maximum aggregate number of ordinary shares that may be issued pursuant to all awards under the 2022 Share Incentive Plan is 51,550,661. During the years ended December 31, 2025, 2024 and 2023, 2,674,523, 6,494,086 and 775,561 options were granted under the 2022 Share Incentive Plan, respectively, among which, nil, 174,970 and nil share options were granted to non-employee service providers respectively, and nil, 51,640 and nil share option were granted to directors or officers respectively.

Share options granted under the 2022 Share Incentive Plan have a contractual term of ten years and have varying vesting terms that requires the grantees to render services for a period maximum to three years under which the grantees earn an entitlement to vest over such stipulated services period. The share awards are only exercisable subject to the grantee’s continuous service and the consummation of a Qualified IPO by the Group.

Share options

A summary of the share options activities for the year ended December 31, 2025 are presented below:

			Weighted	Weighted
		Weighted	average	remaining	Aggregate
	Number of	average	grant-date	contractual	intrinsic
	shares	exercise price	fair value	years	value
		US$	US$		US$
Outstanding as of December 31, 2024	13,570,227	2.89	2.31	8.39	27,354

Granted	2,674,523	2.89	0.82	—	—
Forfeited	(4,193,612)	2.89	2.36	—	—

Outstanding as of December 31, 2025	12,051,138	2.89	2.05	7.79	—
Vested and expected to vest as of December 31, 2025	12,051,138	2.89	2.05	7.79	—
Exercisable as of December 31, 2025	12,028,990	2.89	2.05	7.79	—

Compensation expenses recognized for share options during the years ended December 31, 2025, 2024 and 2023 were allocated as follows:

	Years ended December 31,
	2025	2024	2023
	US$	US$	US$
Research and development expenses	950	16,241	—
Selling and marketing expenses	176	1,247	—
General and administrative expenses	1,148	14,442	—
	2,274	31,930	—

As of December 31, 2025, there was US$39 of unrecognized share-based compensation expenses related to the share options granted. The expenses are expected to be recognized over a weighted-average period of 1.6 years.

For the year ended December 31, 2023, the Group did not recognize any share-based compensation expenses for the share options granted as all awards contain a performance condition which is contingent upon the completion of a Qualified IPO and is not considered probable until the event happens.

For the year ended December 31, 2024, the Group consummated the Business Combination and recognized share-based compensation expenses of US$31,930.

For the options granted to employees of an entity controlled by the controlling shareholder of the Company (“Company A”), the Group elects to recognize the fair value of these options as dividends to the shareholder upon exercise. As of December 31, 2025, the number of shares to be issued upon the exercise of these options was 387,593. The total fair value of these awards measured on the grant date was US$855. As the Company A is providing sports cars to the Group and the Group pays the purchase price at market rates, no share-based compensation expense is reflected for these grants. None of options granted to employees of Company A were exercised for the years ended December 31, 2025 and 2024.

The fair values of the options granted were estimated on grant dates using the binomial option pricing model with the following assumptions used:

Years ended December 31,
Grant dates:	2025	2024	2023
Risk‑free interest rate (i)	4.20%-4.53%	3.71%-4.58%	3.4%-4.79%
Expected volatility (ii)	55.58%-56.22%	54.11%-55.59%	54.06%-54.48%
Expected dividend yield (iii)	0.00%	0.00%	0.00%
Exercise multiple (iv)	2.20-2.80	2.20-2.80	2.20-2.80
Expected terms (v)	10.00 years	10.00 years	10.00 years
Fair value of underlying ordinary share (vi)	US$1.87-US$3.61	US$4.06-US$9.81	US$5.91-US$8.93
(i)The risk-free interest rate was estimated based on the yield to maturity of U.S. treasury bonds denominated in US$ for a term consistent with the expected term of the Company’s options in effect at the valuation date.
(ii)The expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the Company’s options.
(iii)Expected dividend yield was zero as the Company does not anticipate any dividend payments in the foreseeable future.
(iv)The expected exercise multiple was estimated as the average ratio of the stock price to the exercise price of when employees or nonemployees would decide to voluntarily exercise their vested options. As the Company did not have sufficient information of past employees or nonemployees exercise history, it was estimated by referencing to a widely-accepted academic research publication.
(v)Expected term was the contract life of the share options.
(vi)The estimated fair value was determined using the discounted cash flow method based on the equity allocation model before the consummation of the Merger Transaction, and open market price after the consummation of the Merger Transaction, respectively.